Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2021
Registrant Name	FIRST EAGLE FUNDS
Entity Central Index Key	0000906352
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 30, 2021
Document Effective Date	Nov. 30, 2021
Prospectus Date	Nov. 30, 2021